SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CLIENTS (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Product Information [Line Items]
Revenue	$ 1,765,741	$ 13,792,030	$ 11,198,252	$ 16,870,748
IPO Sponsor Services [Member]
Product Information [Line Items]
Revenue	576,119	4,500,000	1,600,000	6,775,000
FA And IFA Services [Member]
Product Information [Line Items]
Revenue	909,626	7,105,000	5,035,000	4,927,550
Corporate Services [Member]
Product Information [Line Items]
Revenue	25,605	200,000
CA Services [Member]
Product Information [Line Items]
Revenue	$ 254,391	$ 1,987,030	$ 4,563,252	$ 5,168,198